Risk management - United States - SC USA - Exposure and impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exposure and impairment losses
Maximum exposure to credit risk	€ 903,647	€ 861,432	€ 943,903
Impairment losses	22,125	23,422	21,567
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	802,968	766,034	859,643
Impairment losses	4,149	4,458	3,980
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	69,968	64,962	52,897
Impairment losses	5,103	5,461	4,311
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,711	30,436	31,363
Impairment losses	12,873	13,503	13,276
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	579,241	498,642	558,295
Investment grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	565,443	489,518	552,763
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	13,798	9,124	5,532
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	293,695	332,354	354,245
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	237,525	276,516	306,880
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	56,170	55,838	47,365
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default
Exposure and impairment losses
Maximum exposure to credit risk	30,711	30,436	31,363
Default | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,711	30,436	31,363
United States | North America | Santander Consumer USA Holdings, Inc.
Exposure and impairment losses
Maximum exposure to credit risk	29,652	29,042	29,003
Impairment losses	2,837	3,457	3,093
United States | North America | Santander Consumer USA Holdings, Inc. | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	20,094	23,180	21,112
Impairment losses	524	911	859
United States | North America | Santander Consumer USA Holdings, Inc. | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	7,900	4,843	6,291
Impairment losses	1,741	1,820	1,503
United States | North America | Santander Consumer USA Holdings, Inc. | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,658	1,019	1,600
Impairment losses	572	726	731
United States | North America | Santander Consumer USA Holdings, Inc. | Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	1,257	1,701	1,043
United States | North America | Santander Consumer USA Holdings, Inc. | Investment grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,218	1,689	1,029
United States | North America | Santander Consumer USA Holdings, Inc. | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	39	12	14
United States | North America | Santander Consumer USA Holdings, Inc. | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA Holdings, Inc. | Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	26,737	26,322	26,360
United States | North America | Santander Consumer USA Holdings, Inc. | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	18,876	21,491	20,083
United States | North America | Santander Consumer USA Holdings, Inc. | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	7,861	4,831	6,277
United States | North America | Santander Consumer USA Holdings, Inc. | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA Holdings, Inc. | Default
Exposure and impairment losses
Maximum exposure to credit risk	1,658	1,019	1,600
United States | North America | Santander Consumer USA Holdings, Inc. | Default | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA Holdings, Inc. | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA Holdings, Inc. | Default | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 1,658	€ 1,019	€ 1,600